Bank loans	6 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
Bank loans

Note 12 – Bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2023 SGD	December 31, 2024 SGD	June 30, 2025 SGD	June 30, 2025 USD
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	315,878	106,875	-	-
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	159,859	77,505	35,471	27,803
United Overseas Bank Limited	November 2020/November 2025	2.25%	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd	82,018	43,439	26,683	20,915
ORIX Leasing Singapore Limited	April 2024/April 2029	7.50%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	-	425,620	421,396	330,299
Total				557,755	653,439	483,550	379,017
Bank loans, current portion				331,528	238,521	73,242	57,409
Bank loans, non-current portion				226,227	414,918	410,308	321,608

Interest expense for the years ended December 31, 2024 and for the six months ended June 30, 2025 amounted to S$33,068 and S$27,937 (US$21,898) respectively.

The maturities schedule is as follows:

Twelve months ending June 30,

	SGD	USD

2026	69,406	51,215
2027	11,088	8182
2028	11,088	8182
2029	391,968	311,438
Total	483,550	379,017